COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Line of Credit Facility [Line Items]
Future lease payments for short-term leases			¥ 2,394		¥ 2,257
Total settlement amount for putative class action	¥ 35,000	$ 4.8
Revolving credit facility
Line of Credit Facility [Line Items]
Term of unsecured revolving credit			1 year
Maximum amount of borrowing capacity				¥ 500,000